Exhibit 99.1

NISSAN AUTO LEASE TRUST 2019-B

Servicer’s Report

Collection Period Start	1-Sep-20	Distribution Date	15-Oct-20
Collection Period End	30-Sep-20	30/360 Days	30
Beg. of Interest Period	15-Sep-20	Actual/360 Days	30
End of Interest Period	15-Oct-20

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,506,024,096.62	1,078,441,051.51	1,013,831,569.61	0.6731842
Total Securities		1,506,024,096.62	1,078,441,051.51	1,013,831,569.61	0.6731842
Class A-1 Notes	2.282220%	169,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	2.270000%	285,450,000.00	143,229,325.20	107,694,110.15	0.3772784
Class A-2b Notes	0.422380%	233,550,000.00	117,187,629.69	88,113,362.84	0.3772784
Class A-3 Notes	2.270000%	456,000,000.00	456,000,000.00	456,000,000.00	1.0000000
Class A-4 Notes	2.290000%	106,000,000.00	106,000,000.00	106,000,000.00	1.0000000
Certificates	0.000000%	256,024,096.62	256,024,096.62	256,024,096.62	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	35,535,215.05	270,942.14	124.4884044	0.9491755
Class A-2b Notes	29,074,266.85	41,248.09	124.4884044	0.1766135
Class A-3 Notes	0.00	862,600.00	0.0000000	1.8916667
Class A-4 Notes	0.00	202,283.33	0.0000000	1.9083333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	64,609,481.90	1,377,073.56

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal					14,281,188.30
Monthly Interest					7,317,103.17

Total Monthly Payments					21,598,291.47
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					679,841.46
Aggregate Sales Proceeds Advance					13,594,399.81

Total Advances					14,274,241.27
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					48,758,501.79
Excess Wear and Tear and Excess Mileage					190,544.10
Remaining Payoffs					0.00
Net Insurance Proceeds					1,619,503.96
Residual Value Surplus					4,790,578.47

Total Collections					91,231,661.06

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		16,196,106.00			970
Involuntary Repossession		160,300.00			9
Voluntary Repossession		622,084.00			34
Full Termination		10,632,530.00			630
Bankruptcty		70,245.00			3
Insurance Payoff			1,593,174.82		84
Customer Payoff				369,615.94	22
Grounding Dealer Payoff				21,363,216.13	1,208
Dealer Purchase				2,894,114.81	141

Total		27,681,265.00	1,593,174.82	24,626,946.88	3,101

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	62,611	1,342,268,661.26	7.00000%	1,078,441,051.51
Total Depreciation Received		(19,824,376.51)		(15,910,783.90)
Principal Amount of Gross Losses	(142)	(2,903,041.88)		(2,358,326.72)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(681)	(12,786,354.88)		(10,158,367.65)
Scheduled Terminations	(2,641)	(46,205,709.58)		(36,182,003.63)

Pool Balance - End of Period	59,147	1,260,549,178.41		1,013,831,569.61
Remaining Pool Balance
Lease Payment				234,370,836.01
Residual Value				779,460,733.60

Total				1,013,831,569.61

NISSAN AUTO LEASE TRUST 2019-B Servicer’s Report

III. DISTRIBUTIONS

Total Collections	91,231,661.06
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	91,231,661.06
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	610,531.06
3. Reimbursement of Sales Proceeds Advance	8,684,182.32
4. Servicing Fee:
Servicing Fee Due	898,700.88
Servicing Fee Paid	898,700.88
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	10,193,414.26
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	270,942.14
Class A-2a Notes Monthly Interest Paid	270,942.14
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	41,248.09
Class A-2b Notes Monthly Interest Paid	41,248.09
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	862,600.00
Class A-3 Notes Monthly Interest Paid	862,600.00
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	202,283.33
Class A-4 Notes Monthly Interest Paid	202,283.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,377,073.56
Total Note and Certificate Monthly Interest Paid	1,377,073.56
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	79,661,173.24
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	64,609,481.90
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	64,609,481.90
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	15,051,691.34

NISSAN AUTO LEASE TRUST 2019-B Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,530,120.48
Required Reserve Account Amount			7,530,120.48
Beginning Reserve Account Balance			7,530,120.48
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			7,530,120.48
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			15,051,691.34
Gross Reserve Account Balance			22,581,811.82
Remaining Available Collections Released to Seller			15,051,691.34
Total Ending Reserve Account Balance			7,530,120.48

V. POOL STATISTICS

Weighted Average Remaining Maturity			11.56
Monthly Prepayment Speed			67%
Lifetime Prepayment Speed			63%

		$	units
Recoveries of Defaulted and Casualty Receivables		2,683,596.57
Securitization Value of Defaulted Receivables and Casualty Receivables		2,358,326.72	142
Aggregate Defaulted and Casualty Gain (Loss)		325,269.85
Pool Balance at Beginning of Collection Period		1,078,441,051.51
Net Loss Ratio
Current Collection Period		0.0302%
Preceding Collection Period		-0.0194%
Second Preceding Collection Period		0.0014%
Third Preceding Collection Period		0.0019%
Cumulative Net Losses for all Periods		0.1020%	1,535,726.80

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.44%	4,705,440.48	278
61-90 Days Delinquent	0.13%	1,407,440.66	89
91-120 Days Delinquent	0.05%	556,979.36	36
More than 120 Days	0.01%	63,787.66	4

Total Delinquent Receivables:	0.62%	6,733,648.16	407

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.19%	0.21%
Preceding Collection Period		0.25%	0.26%
Second Preceding Collection Period		0.19%	0.19%
Third Preceding Collection Period		0.18%	0.19%
60 Day Delinquent Receivables		2,417,954.23
Delinquency Percentage		0.22%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		26,828,636.00	1,600
Securitization Value		22,150,553.54	1,600

Aggregate Residual Value Surplus (Loss)		4,678,082.46

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		104,728,746.51	6,252
Cumulative Securitization Value		92,427,218.32	6,252

Cumulative Residual Value Surplus (Loss)		12,301,528.19

Book Amount of Extensions		3,078,194.18
Number of Extensions		131

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			11,661,330.77
Reimbursement of Outstanding Advance			8,684,182.32
Additional Advances for current period			13,594,399.81

Ending Balance of Residual Advance			16,571,548.26

Beginning Balance of Payment Advance			1,656,633.87
Reimbursement of Outstanding Payment Advance			610,531.06
Additional Payment Advances for current period			679,841.46

Ending Balance of Payment Advance			1,725,944.27

NISSAN AUTO LEASE TRUST 2019-B Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

3. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

4. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

5. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO